OTHER ASSETS - Schedule of Other Assets (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Assets [Line Items]
Current	¥ 92,851,350		$ 13,462,181	¥ 142,737,163
Non-current	94,606,582		13,716,665	329,366,340
Less: impairment provision	(192,305,859)		(27,881,729)
Receivable from on-line payment platforms
Other Assets [Line Items]
Current	27,079,159		3,926,109	53,983,324
Acquisition Deposits
Other Assets [Line Items]
Non-current	804,329		116,617	6,650,200
Rental Deposit
Other Assets [Line Items]
Non-current	40,016,200		5,801,804	56,962,580
Interest Receivable
Other Assets [Line Items]
Current	4,944,657		716,908	49,347,369
Non-current	8,048,083		1,166,862	5,737,675
Deposits
Other Assets [Line Items]
Current	7,974,326		1,156,169	11,168,379
Advance to suppliers
Other Assets [Line Items]
Current	2,724,889		395,071	5,206,428
Returnable Consideration from the Acquisition of Urban Hotel Group
Other Assets [Line Items]
Non-current				5,385,583
Purchase and rental deposits for buildings
Other Assets [Line Items]
Non-current	192,305,859		27,881,729	197,723,649
VAT recoverable
Other Assets [Line Items]
Current	5,625,956		815,687	5,009,469
Non-current	11,101,867		1,609,619	10,774,251
Others
Other Assets [Line Items]
Current	44,502,363		6,452,237	18,022,194
Non-current	34,636,103		$ 5,021,763	¥ 46,132,402
Less: provision
Other Assets [Line Items]
Provision	¥ 192,305,859	$ 27,881,279